Merger (Details)	8 Months Ended
Oct. 31, 2018 USD ($) shares
Common Stock
Beginning Balance, Value
Beginning Balance, Shares
Shares issued by Apotheca in exchange for services, Value	$ 6,000
Shares issued by Apotheca in exchange for services, shares | shares	60,000,000
Recapitalization, Value	$ 105,314
Recapitalization, Shares | shares	51,314,000
Shares issued in satisfaction of accrued liability (license settlement), Value	$ 2,600
Shares issued in satisfaction of accrued liability (license settlement), shares | shares	2,600,000
Ending Balance	$ 113,914
Ending Balance, Shares | shares	113,914,000
Additional Paid-In Capital
Beginning Balance, Value
Shares issued by Apotheca in exchange for services, Value
Recapitalization, Value	(1,444,587)
Shares issued in satisfaction of accrued liability (license settlement), Value	1,141,000
Ending Balance	(303,187)
Shares to be issued
Beginning Balance, Value
Shares issued by Apotheca in exchange for services, Value
Shares to be issued	73,700
Ending Balance	737,000
Accumulated (Deficit)
Beginning Balance, Value
Shares issued by Apotheca in exchange for services, Value
Net loss	(405,339)
Ending Balance	(405,339)
Beginning Balance, Value
Shares issued by Apotheca in exchange for services, Value	6,000
Recapitalization, Value	(1,339,273)
Shares issued in satisfaction of accrued liability (license settlement), Value	1,144,000
Shares to be issued	73,700
Net loss	(405,339)
Ending Balance	$ (520,912)